Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 1,763	$ 3,085
Restricted cash and bank deposit		681	528
Trade receivables, net		8,778	7,897
Other assets		4,881	6,892
Total current assets		16,103	18,402
NON-CURRENT ASSETS:
Long-term restricted deposit		216	165
Property and equipment, net		348	487
Right-of-use assets		1,711	2,151
Goodwill		2,142	1,874
Intangible assets, net		827	4,337
Deferred taxes		151
Total non current assets		5,395	9,014
Assets		21,498	27,416
CURRENT LIABILITIES:
Short-term loans		13,983	13,534
Convertible loans		1,626	24,763
Trade payables		9,825	8,200
Current maturities of lease liabilities		1,155	975
Current maturities of other liabilities		5,430	5,244
Warrants liabilities	[1]	2,684	13,884
Other accounts payable		43,168	39,474
Convertible loans measured at fair value		57,756
Total current liabilities		135,627	106,074
NON-CURRENT LIABILITIES:
Long-term liabilities		317	217
Lease liabilities		709	1,212
Deferred tax liabilities		60	79
Net employee defined benefit liabilities		455	651
Total non current liabilities		1,541	2,159
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium		193,022	117,247
Share options		25,938	10,918
Treasury shares		(1,230)	(1,230)
Other reserves		12,666	18,523
Accumulated deficit		(346,032)	(226,245)
Total equity attributable to equity holders		(115,636)	(80,787)
Non-controlling interests		(34)	(30)
Total shareholders’ equity (deficit)		(115,670)	(80,817)
Total liabilities and equity		$ 21,498	$ 27,416

[1]	Reclassified. For more information, see Note 4(1).